Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 335,401	¥ 337,361
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 248,000	¥ 324,000